Shareholder Fees - Income Stock Fund	Dec. 01, 2021 USD ($)
Fund Shares
Shareholder Fees:
Shareholder Fee, Other	none
Inst. Shares
Shareholder Fees:
Shareholder Fee, Other	none
R6 Shares
Shareholder Fees:
Shareholder Fee, Other	none